Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2012
Short-Term Borrowings And Long-Term Debt [Abstract]
Information On Short-Term Borrowings And Interest Rates

	Fiscal Years Ended January 31,
(Dollar amounts in millions)	2012	2011	2010
Maximum amount outstanding at any month-end	$9,594	$9,282	$4,536
Average daily short-term borrowings	6,040	4,020	1,596
Weighted-average interest rate	0.1%	0.2%	0.5%

Schedule Of Long-Term Debt

		January 31, 2012		January 31, 2011
(In millions of U.S. dollars)	Maturity Dates By Fiscal Year	Amount	Average Rate (1)	Amount	Average Rate (1)
Unsecured Debt
Fixed	2013-2042	$32,945	4.6%	$29,945	4.7%
Variable	2013	500	5.2%	500	5.0%

Total Denominated U.S. Dollar		33,445		30,445
Fixed	2030	1,308	4.9%	1,369	4.9%
Variable		—	—	—	—

Total Denominated Euro		1,308		1,369
Fixed	2013-2039	6,301	5.3%	6,402	5.2%
Variable		—	—	—	—

Total Denominated Sterling		6,301		6,402
Fixed	2014-2021	2,335	1.4%	3,085	1.5%
Variable	2014-2016	1,271	0.8%	2,242	1.1%

Total Denominated Yen		3,606		5,327
Total Unsecured Debt		44,660		43,543
Total Other Debt (in USD)(2)	2013-2030	1,202		1,537

Total Debt		45,862		45,080
Less amounts due within one year		(1,975)		(4,655)
Derivative fair value adjustments		183		267

Long-term Debt		$44,070		$40,692

(1)

The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 9.

(2)	A portion of other debt includes secured debt in the amount of $319 million, which is collateralized by property with an aggregate carrying amount of approximately $866 million.

Schedule Of Long-Term Debt Maturities

(Amounts in millions)	Annual
Fiscal Year	Maturity
2013	$1,975
2014	5,168
2015	3,927
2016	4,750
2017	1,130
Thereafter	28,912

Total	$45,862

Information On Significant Long-Term Debt Issued

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000

Total			$5,000